MARYLAND

DEPARTMENT OF

ASSESSMENTS AND TAXATION

Date: 09/05/2024

VENABLE LLP

SUITE 900

750 E PRATT ST

BALTIMORE MD 21202-3142

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:
ENTITY NAME	:	CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.
DEPARTMENT ID	:	D14048078
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT
DATE FILED	:	09-05-2024
TIME FILED	:	01:55 PM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$445.00
COPY FEE	:	$26.00
FILING NUMBER	:	1000362014639613
CUSTOMER ID	:	0003993383
WORK ORDER NUMBER	:	0005209957

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore metro area (410) 767-4950

Outside metro area (888) 246-5941

0013794414

700 East Pratt Street 2nd Floor Suite 2700, Baltimore, Maryland 21202

Telephone (410)767-4950 / Toll free in Maryland (888)246-5941

MRS (Maryland Relay Service) (800)735-2258 TT/Voice

Website: www.dat.maryland.gov

CACCPT

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	N
EFFECTIVE DATE:	09-05-2024
PRINCIPAL OFFICE:	2405 YORK ROAD

SUITE 201

LUTHERVILLE TIMONIUM MD 21093-2264

RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED

2405 YORK ROAD

SUITE 201

LUTHERVILLE TIMONIUM MD 21093-2264

COMMENTS:

EFFECTIVE DATE SEPTEMBER 9, 2024 @ 8 A.M.

ARTICLES OF AMENDMENT

CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

ClearBridge Energy Midstream Opportunity Fund Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland (the “SDAT”) that:

FIRST:   The charter of the Corporation (the “Charter”) is hereby amended by these Articles of Amendment, which amend the terms of the Series L Mandatory Redeemable Preferred Stock, $0.001 par value per share, of the Corporation (the “Series L Preferred Stock”), with any necessary or appropriate renumbering or relettering of the sections or subsections thereof.

SECOND:  The Charter is hereby amended by deleting the existing Article FIRST of the terms of the Series L Preferred Stock in its entirety and inserting in lieu thereof the following:

FIRST: Under a power contained in Article V of the charter of the Company (which, as restated, amended or supplemented from time to time, together with these Articles Supplementary, is referred to herein as the “Charter”), the Board of Directors by duly adopted resolutions classified and designated 485,719 shares of authorized but unissued Common Stock (as defined in the Charter) as shares of a new series of Preferred Stock (as defined below) designated as Series L Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $35.00 per share with the following preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, which, upon any restatement of the Charter, shall become part of Article V of the Charter, with any necessary or appropriate renumbering or relettering of the sections or subsections hereof.

THIRD:   The Charter is hereby amended by deleting the first paragraph under the heading DESIGNATION of the terms of the Series L Preferred Stock in its entirety and inserting in lieu thereof the following:

Preferred Stock: 485,719 shares of Common Stock are classified and designated as Series L Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $35.00 per share (the “MRP Shares”).

FOURTH:  The Charter is hereby amended by deleting existing subsection (a) of Section 1 of the terms of the Series L Preferred Stock in its entirety and inserting in lieu thereof a new subsection (a) of Section 1 to read as follows:

(a) The number of authorized MRP Shares is 485,719 shares. No fractional MRP Shares shall be issued.

FIFTH:   The Charter is hereby amended by deleting existing subsection (a) of Section 5 of the terms of the Series L Preferred Stock in its entirety and inserting in lieu thereof a new subsection (a) of Section 5 to read as follows:

(a) Upon the dissolution, liquidation or winding up of the affairs of the Company, whether voluntary or involuntary, the Holders of MRP Shares then Outstanding, together with holders of shares of any Preferred Stock ranking on a parity with the MRP Shares upon dissolution, liquidation or winding up, shall be entitled to receive and to be paid out of the assets of the Company (or the proceeds thereof) available for distribution to its stockholders after satisfaction of claims of creditors of the Company, but before any distribution or payment shall be made in respect of the Common Stock, an amount equal to the liquidation preference with respect to such shares. The liquidation preference for MRP Shares shall be $35.00 per share, plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full or a sum sufficient for the payment thereof is set apart with the Paying Agent. No redemption premium (including without limitation any Make-Whole Amount) shall be paid upon any liquidation even if such redemption premium would be paid upon optional or mandatory redemption of the relevant shares. In determining whether a distribution (other than upon voluntary or involuntary liquidation), by dividend, redemption or otherwise, is permitted under the Maryland General Corporation Law (the “MGCL”), amounts that would be needed, if the Company were to be dissolved at the time of distribution, to satisfy the liquidation preference of the MRP Shares will not be added to the Company’s total liabilities.

SIXTH:   The Charter is hereby amended by deleting the existing definition of MRP Liquidation Preference Amount in Section 12. Definitions of the terms of the Series L Preferred Stock in its entirety and inserting in lieu thereof a new definition of MRP Liquidation Preference Amount to read as follows:

“MRP Liquidation Preference Amount” means for the MRP Shares, liquidation preference, $35.00 per share.

SEVENTH: Immediately upon the Effective Time (as defined below), every share of Series L Preferred Stock that was issued and outstanding immediately before the Effective Time shall be divided into 0.85714 shares of Series L Preferred Stock. No fractional shares of Series L Preferred Stock will be or remain issued upon such amendment and each stockholder otherwise entitled to a fractional share shall instead be entitled to receive in lieu thereof one whole share of Series L Preferred Stock. No stockholder shall be entitled to receive more than one whole share of Series L Preferred Stock as a result of the rounding up of such fractional shares.

EIGHTH:   There has been no increase in the authorized shares of stock of the Corporation effected by the amendments to the Charter as set forth above.

NINTH:   These Articles of Amendment have been duly advised by the Board of Directors of the Corporation and approved by the stockholders entitled to vote on the amendment contained herein in the manner and by the vote required by law and the Charter.

TENTH:   The undersigned acknowledges these Articles of Amendment to be the corporate act of the Corporation and as to all matters or facts required to be verified under oath, the undersigned acknowledges that to the best of such officer’s knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

ELEVENTH: These Articles of Amendment shall become effective at 8:00 a.m. on September 9, 2024 (the “Effective Time”).

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name on its behalf by its President and Chief Executive Officer and attested to it by its Senior Vice President on this 5th day of September, 2024.

ATTEST		CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

By:	/s/ Thomas C. Mandia	By:	/s/ Jane E. Trust
Name: Thomas C. Mandia		Name: Jane E. Trust
Title: Senior Vice President		Title: President, Chairman and Chief Executive Officer

[Signature Page – EMO Amendment to Series L MRPS]

State of Maryland

I hereby certify that this is a true and complete copy of the 6 page document on file in this office. Dated: 9/4/24.

State of Department of Assessments and Taxation

This Stamp replaces our previous certification system. Effective: 6/95

CORPORATE CHARTER APPROVAL SHEET ** KEEP WITH DOCUMENT ** DOCUMENT CODE 09 BUSINESS CODE 03 AFFIX Barcodc LabeI Here # D14048078 Close Stock Nonstock P.A. Religions Merging/Converting Affix Text Label Here Surviving/Rcsulting New Name FEES REMITTED Base Fee: \<so Change of Name Org & Cap. Fee: Change of Principal Office Expedite Fee: 445 Change of Resident Agent Penalty: Change of Resident Agent Address State Recordation Tax: Resignation of Resident Agent State Transfer l ax: Designation of Resident Agent \ Certified Copies and Resident Agent’s Address Copy Fee: Change of Business Code Certificates Certificate of Status Fee. Adoption of Assumed Name Personal Property Filings: NP Fund: ” Other: Other Change(s) TOTAL FEES: - ¦ Code Credit Card Check Cash _____ _ Attention: Documents on Checks Mail: Names and Address; Keyed By: COMMENT(S): Effective Date September 09.2024 File 2 of 2 8 a.m Stamp Work Order and Customer Number HERE